Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 98,070	$ 74,955	$ 110,940
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Change in net foreign currency translation adjustments	(2,148)	3,390	(1,555)
Change in deferred pension gain (loss)		285	(110)
OTHER COMPREHENSIVE INCOME (LOSS)	(2,148)	3,675	(1,665)
TOTAL COMPREHENSIVE INCOME	$ 95,922	$ 78,630	$ 109,275